Reverse Merger (Details)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 shares	Sep. 30, 2024 shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Reverse Merger [Line Items]
Common stock, share authorized	300,000,000			300,000,000		55,550,158	55,550,158
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares issued	57,509,816			57,509,816		39,901,782	39,667,025
Common stock, share outstanding	57,509,816			57,509,816		39,901,782	39,667,025
Compensation amount (in Dollars) | $					$ 85,000	$ 112	$ 521,000
Conversion ratio				25.837283
Conversion shares				44,247,429
Aggregate purchase of common stock				5,752,566
Reserve shares						1,663,766	2,537,712
Exercise shares						11,464,313	10,590,366
Gross proceed (in Dollars) | $				$ 28,847,000
Initial offering cost (in Dollars) | $	$ 4,200,000			4,200,000
Offering cost (in Dollars) | $				$ 4,200,000
A Warrants [Member]
Reverse Merger [Line Items]
Warrant purchase shares	829,730			829,730
Warrant exercise price (in Dollars per share) | $ / shares	$ 3			$ 3
B Warrants [Member]
Reverse Merger [Line Items]
Warrant purchase shares	166,667			166,667
Warrant exercise price (in Dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Stockholders [Member]
Reverse Merger [Line Items]
Forfeited shares				2,833,333
Common stock shares issued	5,000,000			5,000,000
Common stock, share outstanding	2,166,667			2,166,667
Advisor [Member]
Reverse Merger [Line Items]
Common stock shares issued	83,333			83,333
Private Placement Ofering [Member]
Reverse Merger [Line Items]
Sale of stock				11,012,387
Price per share (in Dollars per share) | $ / shares	$ 3			$ 3
Gross proceed (in Dollars) | $				$ 33,000,000
Two Thousand Eighteen Incentive Plan [Member]
Reverse Merger [Line Items]
Compensation amount (in Dollars) | $				$ 185,000
Two Thousand Fifteen Equity incentive plan [Member]
Reverse Merger [Line Items]
Reserve shares	10,752,566			10,752,566
Exercise shares				5,752,566
Common Stock [Member]
Reverse Merger [Line Items]
Common stock, share authorized	300,000,000			300,000,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Reserve shares	242,490,184			242,490,184		35,553,629
Exercise shares	304,545	2,737,355	4,857			4,857	943,397
Preferred Stock [Member]
Reverse Merger [Line Items]
Preferred stock, share authorized	10,000,000			10,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Exercise shares